INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Raw materials and consumables	$ 138	$ 75
Fuel products (3)	612	0
Work in progress	94	59
RTFO certificates	193	0
Finished goods other	31	95
Carrying amount of inventories	1,068	$ 229
RTFO certificates held for trading and recorded at fair value	$ 60